Long-Term Debt - Euro-denominated Term Loans- Additional Information (Details) $ in Thousands, € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020 USD ($) term_loan vessel subsidiary	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) term_loan vessel subsidiary	Sep. 30, 2019 USD ($)	Sep. 30, 2020 EUR (€) vessel term_loan subsidiary	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Debt Instrument [Line Items]
Number of Term Loans | term_loan	5		5		5
Carrying amount of debt | $	$ 1,504,358		$ 1,504,358			$ 1,842,546
Foreign currency exchange (loss) gain (notes 8 and 11) | $	$ (7,853)	$ 2,879	$ (14,738)	$ (5,095)
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Line of Credit
Debt Instrument [Line Items]
Number Of Vessels | vessel	2		2		2
Line of Credit | Financial Guarantee [Member]
Debt Instrument [Line Items]
Number of subsidiaries that guaranteed the term loans | subsidiary	2		2		2
Euro-denominated Term Loans due in 2023 and 2024
Debt Instrument [Line Items]
Number of Term Loans | term_loan	2		2		2
Carrying amount of debt	$ 157,200		$ 157,200		€ 134.1	$ 165,400	€ 147.5
Euro-denominated Term Loans due in 2023 and 2024 | Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number Of Vessels | vessel	2		2		2
Euro-denominated Term Loans due in 2023 and 2024 | Financial Guarantee [Member]
Debt Instrument [Line Items]
Number of subsidiaries that guaranteed the term loans | subsidiary	1		1		1
Euro-denominated Term Loans due in 2023 and 2024 | EURIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.60%
Euro-denominated Term Loans due in 2023 and 2024 | EURIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			1.95%